Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 08, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INSTITUTIONAL FUNDS
CIK	dei_EntityCentralIndexKey	0000862157
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2017
Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017